STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 14 – STOCKHOLDERS’ EQUITY AND MEZZANINE EQUITY

As further described in Note 3 – Business Combinations, under applicable accounting principles, the historical financial results of Titan Trucking prior to May 19, 2023 replaced the historical financial statements of TraQiQ for the period prior to May 19, 2023. Titan Trucking’s equity structure, prior to the combination with TraQiQ, was a limited liability company, resulting in all components of equity attributable to the members being reported within Member’s Equity.

As of December 31, 2023, the Company was authorized to issue a total of 10,000,000 shares of its Preferred Stock in one or more series, and authorized to issue 300,000,000 shares of common stock. As a result of the redomicile and effective January 10, 2024, the authorized capital stock of the Company was amended to 425,000,000 shares, of which 400,000,000 shares are designated as common stock, par value $0.0001 per share, and 25,000,000 shares of “blank check” preferred stock, par value $0.0001 per share, of which 630,900 shares were designated “Series A Convertible Preferred Stock”. As of June 30, 2024 the Company was authorized to issue 25,000,000 shares of Preferred Stock in one or more series, of which 1,242,900 shares were designated as “Series A Convertible Preferred Stock” and 1,360,000 shares were designated as “Series B Convertible Preferred Stock”.

Members’ Equity

As of December 31, 2022, Titan Trucking had members’ equity of $2,526,104. Each Member had voting rights based on and proportionate to such Member’s Membership interest.

On February 1, 2023, in exchange for the settlement of the $170,000 WTI promissory note, a 2.254% membership interest in Titan Trucking was granted to the seller of WTI (Note 9 – Notes Payable).

Series A Preferred Stock

As a result of the redomicile and effective January 10, 2024, each share of the Company’s Series C Convertible Preferred Stock issued and outstanding immediately prior to the effective time of the redomicile was exchanged for one share of Series A Convertible Preferred Stock of Titan (the “Series A Preferred Stock”), which has substantially the same rights and preferences as the Series C Preferred Stock.

Each outstanding share of Series A Convertible Preferred Stock has a par value of $0.0001 and is convertible into 100 shares of the Company’s common stock at any time commencing after the issuance date. The Series A Convertible Stock has voting rights equivalent to the voting rights of the common stock the holder would receive upon conversion. Upon any liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the Series A Holders shall be entitled to receive, on a pro-rata basis, the first $1,000 out of the assets of the Company, whether capital or surplus, before any distribution of such assets is made or set aside for the holders of the of common stock and any other stock of the Company ranking junior to the Series A Preferred Stock. Upon any Liquidation, the Series A Holders shall be entitled to receive out of the assets of the Company, whether capital or surplus, the same amount that a holder of common stock would receive if the Series A Preferred were fully converted. Except for stock dividends or distributions for, Series A Holders are entitled to receive, and the Company shall pay, dividends on shares of Series A Preferred equal (on an as-if-converted-to-common-stock basis) to and in the same form as dividends actually paid on shares of the common stock when, as, and if such dividends are paid on shares of the common stock. No other dividends shall be paid on shares of Series A Preferred Stock.

Series B Preferred Stock

As of June 30, 2024 and December 31, 2023, there were 527,792 and 0 shares of Series B Preferred Stock issued and outstanding, respectively. As a result of the redomicile and effective January 10, 2024, TraQiQ’s “Series B” class of preferred stock was eliminated.

Prior to the redomicile, each outstanding share of Series B Convertible Preferred Stock prior to the redomicile was convertible into the 100 shares of the Company’s common stock at any time commencing after the issuance date. Series B Convertible Stock had no voting rights.

On July 17, 2023, prior to the redomicile, the Company entered into Exchange Agreements (the “Series B Preferred Exchange Agreements”) with two accredited investors, including Sikka. Pursuant to the Series B Preferred Exchange Agreements, such investors exchanged 220,135 shares of the Company’s former Series B Convertible Preferred Stock into an aggregate of 22,013,500 Series A Rights dated as of July 17, 2023. On July 20, 2023, the Company entered into an Exchange Agreement (the “REI Exchange Agreement”) with Renovare Environmental, Inc. (“REI”) pursuant to which REI exchanged 14,118,233 shares of common stock and 1,250,000 shares of the Company’s former Series B Convertible Preferred Stock for 108,729,363 Series A Rights dated July 20, 2023 and 30,388,873 Series B Rights dated July 20, 2023. As a result of the Series B Preferred Exchange Agreements and the REI Exchange Agreement the Company did not have any outstanding shares of its former Series B Convertible Preferred Stock.

On March 29, 2024, the Company a new series of preferred stock was created (the “Series B Convertible Preferred Stock”) consisting of 1,360,000 shares with a redemption value of $10.00 per share.

Optional Redemption

Beginning on July 31, 2025, the Company has the option to redeem the outstanding shares by providing written notice 10 to 60 days in advance. The Company has the option to redeem the outstanding shares at a premium of 130% of the stated value plus any accumulated unpaid dividends.

Mandatory Redemption

The Company will be required to redeem the outstanding shares when the Company receives written notice from any holder that holds at least 75,000 Series B Convertible Preferred Stock (a “Mandatory Redemption Event Notice”) that specifies a Mandatory Redemption Event (as defined below) has occurred. The Company is required to provide written notice to all Holders and redeem the shares, for any holder that provides this notice, in cash (either immediately or when the cash becomes available) at an amount equal to 130% of the stated value, plus accrued and unpaid dividends.

A Mandatory Redemption Event is triggered either by (1) a Triggering Event occurring and the Company being notified by a Holder with at least 75,000 shares or (2) by the Company’s common stock not being listed on a major exchange after July 31, 2025.

Dividend Rights

Holders are entitled to receive cumulative dividends at a rate of 10% per annum, which increases to 15% during the occurrence of a Triggering Event. These dividends accrue daily from the original issuance date, regardless of whether they are declared by the Board of Directors or if there are funds legally available for payment.

●	Accrued dividends are paid at 105% of the accumulated amount when declared, during liquidation, or upon redemption of the preferred stock. If not paid quarterly on the last day of March, June, September, and December, the dividends will compound until they are paid or converted.
●	The Company may elect to pay dividends in the form of common stock provided no Equity Conditions Failure has occurred, and such a payment would not cause the holder to exceed the Beneficial Ownership Limitation.

○	Equity Conditions Failure occurs if certain conditions are not met during a specified period, including the continued listing of common stock on a trading market, timely delivery of shares issuable upon conversion, compliance with trading market rules, and absence of any Triggering Event.

○	The number of shares issued as a stock dividend is calculated based on the average volume-weighted average price (VWAP) of the common stock.

Conversion Rights

Each share of Series B Convertible Preferred Stock can be converted into common stock as follows:

(a) Optional Conversion

●	Conversion rate is based on the Stated Value plus unpaid dividends divided by the Conversion Price.
●	Initial Conversion Price is $0.05, subject to adjustments.

(b) Triggering Event Conversion

●	During a Triggering Event, holders can convert their shares at 125% of the Stated Value plus unpaid dividends.
●	Conversion is subject to the Beneficial Ownership Limitation.

(c) Mandatory Conversion

●	If the Common Stock price equals or exceeds $1.00 for 20 consecutive Trading Days, with a daily trading volume over $1,000,000, and Equity Conditions are met, the Corporation can mandate conversion.
●	Mandatory Conversion Notice must be delivered within five Trading Days after the Mandatory Conversion Measuring Period.

Beneficial Ownership Limitation

No Investor will be able to convert the Series B Preferred into an amount that would result in the Investor (or its affiliates) beneficially owning more than 4.99% of the outstanding shares of the Company with an investor option to go to 9.99%.

Voting Rights

The number of votes a holder can cast is equal to the number of whole shares of common stock into which their Series B Convertible Preferred Stock can be converted as of the record date for determining stockholders entitled to vote. These holders vote together with common stockholders as a single class and on an as-converted basis. The Series B Preferred Stock contains roll-over rights.

Series B Preferred Stock Offering

On April 5, 2024 the Company entered into a Securities Purchase Agreement (the “SPA”) dated March 29, 2024 with an accredited investor, pursuant to which, on such date and at later closings of the transactions contemplated by the SPA, such investor and the additional investors who signed the SPA agreed to purchase shares of the Company’s Series B Convertible Preferred Stock. In addition, in connection with the issuance of the Series B Preferred Stock, the purchasers received five-year warrants to purchase shares of the Company’s common stock. The warrants are exercisable at an exercise price of $0.06 per share of Common Stock, subject to certain adjustments as set forth in the Warrants. The holders may exercise the warrants on a cashless basis if the shares of common stock underlying the Warrants are not then registered under the Securities Act of 1933, as amended, pursuant to an effective registration statement. The obligations of the Company and the Purchasers to consummate the transactions contemplated by the SPA were subject to the satisfaction of customary closing conditions.

On May 30, 2024, the Company issued 422,200 shares of Series B Preferred Stock and warrants to purchase an aggregate of 42,220,000 shares of common stock for an aggregate purchase price of $4,222,000. In connection with issuance, the Company issued warrants to purchase an aggregate of 8,444,000 shares of common stock to placement agents. The placement agent warrants are identical to the warrants, except that they have a term of seven years.

In connection with the issuance, the Company entered into a Registration Rights Agreement whereby the Company agreed to file a registration statement registering the resale of the shares of common stock issuable upon conversion of the Series B Preferred Stock and upon exercise of the warrants within 20 calendar days of the earlier of (i) the date of the consummation of the listing of the Common Stock on any of the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market, the New York Stock Exchange, or their respective successors and (ii) the six-month anniversary of the Registration Rights Agreement (the “Trigger Date”). The Company agreed to use its best efforts to have the registration statement declared “effective” within 60 calendar days from the Trigger Date.

The Company determined the Series B Preferred Stock is classified as temporary mezzanine equity because redemption could be required at (1) a fixed or determinable date, (2) at the option of the holder, and (3) upon occurrence of a contingent event. The Company valued the redemption feature based on the present value of future cash flows using the following assumptions, (1) term of 1.17 years, (2) dividend rate of 10% and (3) effective interest rate of 8.12%. For the six months ended June 30, 2024 the Series B Preferred Stock related to the Offering was accreted $3,955,916. The accretion was analyzed and recorded as a deemed dividend and is disclosed on the consolidated statement of operations. The total offering proceeds was $4,222,000, which was allocated on a relative fair value basis between the Series B Preferred Stock and the warrants. The Series B Preferred Stock and the warrants were valued at $1,568,895 and $2,653,105, respectively.

The following table illustrates the redemption value of the shares of Series B preferred Stock in the offering:

Series B Offering
Issuance of 422,200 Series B Preferred Stock due to Offering	4,222,000
Less: Warrants fair value	(2,653,105)
Accretion of Series B issuances	3,955,916
Balance as of June 30, 2024	5,524,811

Additional Series B Preferred Stock Issuances

On April 12, 2024, the Company issued 5,000 shares of Series B Preferred Stock to extend the term of the Michaelson Note until June 30, 2024 (Note 9 – Note Payables). The redemption feature is recorded at fair value and will be accreted to redemption value when it is deemed probable to be exercised. The Company valued the redemption feature at fair value based on the present value of future cash flows using the following assumptions, (1) term, (2) dividend rate, (2) effective interest rate, (3) and redemption value of $65,000. For the six months ended June 30, 2024 the Series B Preferred Stock was accreted $1,082.

On June 25, 2024, the Company issued 100,592 shares of Series B Preferred Stock to investors in exchange for equity interests for proceeds received in prior periods. The redemption feature is recorded at fair value and will be accreted to redemption value when it is deemed probable to be exercised. The Company valued the redemption feature at fair value based on the present value of future cash flows using the following assumptions, (1) term, (2) dividend rate, (2) effective interest rate, (3) and redemption value of $1,307,696. For the six months ended June 30, 2024 the Series B Preferred Stock was accreted $1,378.

Common Stock

As of December 31, 2023, there were 300,000,000 shares of common stock authorized. As a result of the redomicile and effective January 10, 2024, each share of the Company’s common stock issued and outstanding immediately prior to the effective time of the redomicile was exchanged for one share of common stock of Titan. Additionally, the authorized shares of common stock was increased to 400,000,000. As of June 30, 2024 the Company had 400,000,000 shares of common stock authorized. As of June 30, 2024, and December 31, 2023 the Company had 25,386,814 and 15,134,545 shares of common stock issued and outstanding, respectively.

Under the terms of the Company’s articles of incorporation, holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of stockholders, including the election of directors, and do not have cumulative voting rights. The holders of outstanding shares of common stock are entitled to receive dividends out of assets or funds legally available for the payment of dividends at such times and in such amounts as the Company’s board of directors from time to time may determine. The common stock is not entitled to pre-emptive rights and is not subject to conversion or redemption. Upon liquidation, dissolution or winding up of the Company, the assets legally available for distribution to stockholders are distributable ratably among the holders of common stock after payment of liquidation preferences, if any, on any outstanding shares of preferred stock and the payment of other claims of creditors. The rights, preferences and privileges of holders of common stock are subject to and may be adversely affected by the rights of the holders of shares of outstanding preferred stock and any series of preferred stock the Company may designate and issue in the future.

During the six months ended June 30, 2024, the Company issued 10,252,269 shares of common stock due to exercises of share rights from common stock rights.

Warrants

As a result of the redomicile and effective January 10, 2024, all the Company’s outstanding warrants were assumed by Titan and now represent warrants to acquire shares of Titan’s common stock. The following schedule summarizes the changes in the Company’s common stock warrants during the six months ended June 30, 2024 and 2023:

			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2023	2,608,734	$0.008 – 16.00	4.81	$1,624,905	$10.67

Warrants granted	53,410,001	$0.06	4.33	$4,272,300	$0.06
Warrants exercised	-	$-	-	$-	$-
Warrants expired/cancelled	(96,616)	$0.008 – 16.00	-	$-	$-

Balance at June 30, 2024	55,922,119	$0.06 – 16.00	4.88	$5,031,900	$0.67

Exercisable at June 30, 2024	55,922,119	$0.06 – 16.00	4.88	$5,031,900	$0.67

Balance at December 31, 2022	-	$-	-	$-	$-
Warrants acquired concurrent with the Titan Merger	108,734	$0.008 – 16.00	0.78	$57,296	$8.31
Warrants granted	-	$-	-	$-	$-
Warrants exercised/ exchanged	-	$-	-	$-	$-
Warrants expired/cancelled	-	$-	-	$-	$-

Balance at June 30, 2023	108,734	$0.008 – 16.00	0.78	$57,296	$8.31

Exercisable at June 30, 2023	106,907	$0.008 – 16.00	0.88	$54,389	$9.45

On December 28, 2023, the Company issued 2,500,000 warrant shares to Cavalry 1 LP in exchange for $300,000 of which $33,000 was paid for issuance fees. The warrants were valued at their fair value at the time of grant, which was deemed to be $0.55 per share. The fair value of the warrants was in excess of the consideration received, and as a result the Company recognized a deemed dividend of $1,075,000.

On January 5, 2024, the Company issued 2,750,001 warrant shares to three investors in exchange for $650,000. The warrants were valued at their fair value at the time of grant, which was deemed to be $0.55 per share. The fair value of the warrants was in excess of the consideration received, and as a result the Company recognized a deemed dividend of $862,289.

On May 30, 2024, the Company issued 422,200 shares of Series B Preferred Stock and warrants for an aggregate purchase price of $4,222,000. The 42,220,000 warrants have an exercise price of $0.06 and a term of five years. In connection with issuance, the Company issued warrants to purchase an aggregate of 8,440,000 shares of common stock to placement agents. The placement agent warrants are identical to the warrants sold in the offering, except that they have a term of seven years.

Right to Receive Common Shares

On July 17, 2023, the Company entered into Exchange Agreements (the “Note Exchange Agreements”), with five holders of its convertible note payables. Under the terms of the Note Exchange Agreements, $1,944,000 of convertible notes and $75,263 of accrued interest were cancelled in exchange for 38,800,764 Series A Rights dated as of July 17, 2023 (Note 10 – Convertible Notes Payable). The Series A Rights were valued at their fair value at the time of grant, which was deemed to $2.90 per Series A Right Share.

On July 17, 2023, the Company also entered into the Series B Preferred Exchange Agreements with two accredited investors, including Sikka. Pursuant to the Series B Preferred Exchange Agreements, such investors exchanged 220,135 shares of the Company’s Series B Convertible Preferred Stock into an aggregate of 22,013,500 Series A Rights dated as of July 17, 2023. Pursuant to the Series B Preferred Exchange Agreement Sikka also exchanged 5,000,000 shares of the Company’s common stock and a payment of receivable from the Company for unreimbursed advances in the amount of $100,000 for an aggregate of 7,000,000 additional Series A Rights dated July 17, 2023. The Series A Rights were valued at their fair value at the time of grant, which was deemed to $2.90 per Series A Right Share.

On July 20, 2023, the Company entered into an the REI Exchange Agreement REI pursuant to which REI exchanged 14,118,233 shares of Common Stock and 1,250,000 shares of Series B Preferred Stock for 108,729,363 Series A Rights dated July 20, 2023 and 30,388,873 Series B Rights dated July 20, 2023. The Series A Rights and Series B Rights were valued at their fair value at the time of grant, which was deemed to be $1.80 per Series A Right Share and $1.80 per Series B Right Share.

The transactions contemplated by the Note Exchange Agreement, Series B Preferred Exchange Agreement and REI Exchange Agreement are together referred to as the “Rights Exchanges”. As a result of the Rights Exchanges, the Company recognized a loss of $116,591,322 during the year ended December 31, 2023.

The Company’s Series A Rights obligate the Company to issue common stock (“Series A Right Shares”) to the holder without any additional consideration. The number of Series A Right Shares is fixed, and is only subject to customary non-price based ratable adjustments, such as stock splits, and stock combinations. The Series A Rights are exercisable immediately and expire five years after the issuance date. The Series A Rights require the Company to hold in reserve the total number of shares of common stock that would need to be exercised in order meet the obligations of the Series A Rights.

The Company’s Series B Rights obligate the Company to issue Common Stock (“Series B Right Shares”) to the holder without any additional consideration. The number of Series B Right Shares is fixed and is only subject to customary non-price based ratable adjustments, such as stock splits, and stock combinations. The Company’s Series B Rights are currently exercisable and expire five years after the issuance date. The Series B Rights require the Company to hold in reserve the total number of shares of common stock that would need to be exercised in order meet the obligations of the Series B Rights.

The Company assessed the Series A Rights and Series B Rights for appropriate balance sheet classification and concluded that the Series A Rights and Series B Rights are freestanding equity-linked financial instruments that meet the criteria for equity classification under ASC 480 and ASC 815. Accordingly, they are classified as equity and accounted for as a component of additional paid-in capital at the time of issuance. The Company also determined that the Series A Rights and Series B Rights should be included in the determination of basic and diluted earnings per share in accordance with ASC 260, Earnings per Share.

As a result of the redomicile and effective January 10, 2024, each of the Company’s Series A Right to Receive Common Stock issued and outstanding immediately prior to the redomicile was exchanged for one Series A Right to Receive Common Stock of Titan, which has substantially the same rights and preferences as the Company’s original Series A Rights to Acquire Common Stock. Also, each of the Company’s Series B Right to Receive Common Stock issued and outstanding immediately prior to the redomicile was exchanged for one Series B Right to Receive Common Stock of Titan, which has substantially the same rights and preferences as the Company’s original Series B Rights to Acquire Common Stock. At June 30, 2024, there were 176,443,627 Series A Rights outstanding and 20,236,601 Series B Rights outstanding.

NOTE 14 – STOCKHOLDERS’ EQUITY

As further described in Note 3 – Business Combinations, under applicable accounting principles, the historical financial results of Titan Trucking prior to May 19, 2023 has replaced the historical financial statements of Titan for the period prior to May 19, 2023. Titan Trucking’s equity structure, prior to the combination with the Titan, was a limited liability company, resulting in all components of equity attributable to the members being reported within Member’s Equity.

As of December 31, 2023 and 2022, the Company was authorized to issue a total of 10,000,000 shares of its Preferred Stock in one or more series. As a result of the reincorporation and effective January 10, 2024, the authorized capital stock of the Company was amended to 425,000,000 shares, of which 400,000,000 shares are designated as common stock, par value $0.0001 per share, and 25,000,000 shares of “blank check” preferred stock, par value $0.0001 per share, of which 630,900 shares were designated “Series A Convertible Preferred Stock” (see Note 20 – Subsequent Events).

Members’ Equity

As of December 31, 2022, Titan Trucking had members’ equity of $2,526,104. Each Member had voting rights based on and proportionate to such Member’s Membership interest.

On February 1, 2023, in exchange for the settlement of the $170,000 WTI promissory note, a 2.254% membership interest in Titan Trucking was granted to the seller of WTI (Note 9 – Notes Payable).

Series A Preferred Stock

As of December 31, 2023, there were no Series A Convertible Preferred shares issued and outstanding.

Series B Preferred Stock

As of December 31, 2023, there were no shares of Series B Preferred Stock issued and outstanding. On July 17, 2023, all outstanding shares of the Company’s Series B Preferred Stock were exchanged for the Company’s Series A Rights.

Each outstanding share of Series B Convertible Preferred Stock was convertible into the 100 shares of the Company’s common stock at any time commencing after the issuance date. Series B Convertible Stock had no voting rights. Upon any liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the Series B Holders were entitled to receive out of the assets of the Company, whether capital or surplus, the same amount that a holder of Common Stock would receive if the Series B Preferred were fully converted. Except for stock dividends or distributions for, Series B Holders were entitled to receive, and the Company was required to pay, dividends on shares of Series B Preferred equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as, and if such dividends are paid on shares of the Common Stock. No other dividends were required to be paid on shares of Series B Preferred.

On July 17, 2023, the Company entered into Exchange Agreements (the “Series B Preferred Exchange Agreements”) with two accredited investors, including Sikka. Pursuant to the Series B Preferred Exchange Agreements, such investors exchanged 220,135 shares of the Company’s Series B Convertible Preferred Stock into an aggregate of 22,013,500 Series A Rights dated as of July 17, 2023. On July 20, 2023, the Company entered into an Exchange Agreement (the “REI Exchange Agreement”) with Renovare Environmental, Inc. (“REI”) pursuant to which REI exchanged 14,118,233 shares of Common Stock and 1,250,000 shares of Series B Preferred Stock for 108,729,363 Series A Rights dated July 20, 2023 and 30,388,873 Series B Rights dated July 20, 2023.

Series C Preferred Stock

As of December 31, 2023, there were 630,900 shares of Series C Preferred Stock issued and outstanding.

As a result of the reincorporation and effective January 10, 2024, each share of the Company’s Series C Convertible Preferred Stock issued and outstanding immediately prior to the effective time of the reincorporation was converted into one share of Series A Convertible Preferred Stock of Titan (the “Series A Preferred Stock”), which has substantially the same rights and preferences as the Series C Preferred Stock (Note 20 – Subsequent Events).

Each outstanding share of Series C Convertible Preferred Stock has a par value of $0.0001 and is convertible into 100 shares of the Company’s common stock at any time commencing after the issuance date. The Series C Convertible Stock has voting rights equivalent to the voting rights of the common stock the holder would receive upon conversion. Upon any liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the Series C Holders shall be entitled to receive on a pro-rata basis, the first $1,000 out of the assets of the Company, whether capital or surplus, before any distribution of such assets is made or set aside for the holders of the of common stock and any other stock of the Company ranking junior to the Series C Preferred Stock. Upon any Liquidation, the Series C Holders shall be entitled to receive out of the assets of the Company, whether capital or surplus, the same amount that a holder of common stock would receive if the Series C Preferred were fully converted. Except for stock dividends or distributions for, Series C Holders are entitled to receive, and the Company shall pay, dividends on shares of Series C Preferred equal (on an as-if-converted-to-Common-stock basis) to and in the same form as dividends actually paid on shares of the common stock when, as, and if such dividends are paid on shares of the common stock. No other dividends shall be paid on shares of Series C Preferred.

On May 19, 2023, pursuant to the terms of the Titan Merger Agreement, the Company completed the Titan Merger. Under the terms of the Titan Merger Agreement, the Company agreed to pay the Titan owners 630,900 shares of the Company’s Series C Preferred Stock as consideration. The Company accounted for the Titan Merger as a reverse acquisition using acquisition accounting. Because the Titan Merger qualifies as a reverse acquisition and given that Titan was a private company at the time of the Titan Merger and therefore its value was not readily determinable, the fair value of the merger consideration was deemed to be equal to quoted market capitalization of the Company at the acquisition date (Note 3 – Business Combinations).

Concurrent to the Titan Merger, the Company’s chief executive officer and one of the Company’s directors resigned from their respective positions and a new chief executive officer, chief operating officer and chief financial officer were appointed. The Company agreed to issue stock compensation in the form of 70,100 shares of the Company’s Series C Preferred Stock to the new chief executive officer (Note 15 – Stock-Based Compensation). On September 28, 2023, the Company and the chief executive officer signed a cancellation agreement, and the Series C Preferred Stock shares were rescinded (Note 15 – Stock-Based Compensation).

Common Stock

As of December 31, 2023, there were 300,000,000 shares of common stock authorized. As of December 31, 2023, the Company had 15,134,545 shares of common stock issued and outstanding. As a result of the reincorporation and effective January 10, 2024, each share of the Company’s common stock issued and outstanding immediately prior to the effective time of the reincorporation was converted into one share of common stock of Titan. Additionally, the authorized shares of common stock was increased to 400,000,000 (Note 20 - Subsequent Events).

Under the terms of the Company’s articles of incorporation, holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of stockholders, including the election of directors, and do not have cumulative voting rights. The holders of outstanding shares of common stock are entitled to receive dividends out of assets or funds legally available for the payment of dividends at such times and in such amounts as the Company’s board of directors from time to time may determine. The common stock is not entitled to pre-emptive rights and is not subject to conversion or redemption. Upon liquidation, dissolution or winding up of the Company, the assets legally available for distribution to stockholders are distributable ratably among the holders of common stock after payment of liquidation preferences, if any, on any outstanding shares of preferred stock and the payment of other claims of creditors. The rights, preferences and privileges of holders of common stock are subject to and may be adversely affected by the rights of the holders of shares of outstanding preferred stock and any series of preferred stock the Company may designate and issue in the future.

During the year ended December 31, 2023, the Company issued 300,000 shares of common stock due to vested restricted stock awards.

On July 17, 2023, the Company also entered into Exchange Agreements (the “Series B Preferred Exchange Agreements”) with two accredited investors, including Sikka. Pursuant to the Series B Preferred Exchange Agreements Sikka exchanged 5,000,000 shares of the Company’s common stock and a payment of receivable from the Company for unreimbursed advances in the amount of $100,000 for an aggregate of 7,000,000 additional Series A Rights dated July 17, 2023. On July 20, 2023, the Company entered into an Exchange Agreement (the “REI Exchange Agreement”) with Renovare Environmental, Inc. (“REI”) pursuant to which REI exchanged 14,118,233 shares of Common Stock and 1,250,000 shares of Series B Preferred Stock for 108,729,363 Series A Rights dated July 20, 2023 and 30,388,873 Series B Rights dated July 20, 2023.

Warrants

As a result of the reincorporation and effective January 10, 2024, all the Company’s outstanding warrants were assumed by Titan and now represent warrants to acquire shares of Titan’s common stock. (Note 20 - Subsequent Events). The following schedule summarizes the changes in the Company’s common stock warrants during the years ended December 31, 2023 and 2022:

			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2022	-	$-	-	$-	$-

Warrants acquired concurrent with the Titan Merger	108,734	$0.008 – 16.00	0.37	$24,905	$9.29
Warrants granted	2,500,000	$0.06	5.00	$1,600,000	$0.06
Warrants exercised	-	$-	-	$-	$-
Warrants expired/cancelled	-	$-	-	$-	$-

Balance at December 31, 2023	2,608,734	$0.008 – 16.00	4.81	$1,624,905	$0.44

Exercisable at December 31, 2023	2,606,907	$0.008 – 16.00	4.81	$1,623,641	$0.45

Balance at December 31, 2021	-	$-	-	$-	$-
Warrants granted	-	$-	-	$-	$-
Warrants exercised/exchanged	-	$-	-	$-	$-
Warrants expired/cancelled	-	$-	-	$-	$-

Balance at December 31, 2022	-	$-	-	$-	$-

Exercisable at December 31, 2022	-	$-	-	$-	$-

On December 28, 2023, the Company issued 2,500,000 warrant shares to Cavalry 1 LP in exchange for $300,000 of which $33,000 was paid for issuance fees. The warrants were valued at their fair value at the time of grant, which was deemed to be $0.55 per share. The fair value of the warrants was in excess of the consideration received, and as a result the Company recognized a deemed dividend of $1,075,000.

Right to Receive Common Shares

On July 17, 2023, the Company entered into Exchange Agreements (the “Note Exchange Agreements”), with five holders of its convertible note payables. Under the terms of the Note Exchange Agreements, $1,944,000 of convertible notes and $75,263 of accrued interest were cancelled in exchange for 38,800,764 Series A Rights dated as of July 17, 2023 (Note 10 – Convertible Notes Payable). The Series A Rights were valued at their fair value at the time of grant, which was deemed to $2.90 per Series A Right Share.

On July 17, 2023, the Company also entered into Exchange Agreements (the “Series B Preferred Exchange Agreements”) with two accredited investors, including Sikka. Pursuant to the Series B Preferred Exchange Agreements, such investors exchanged 220,135 shares of the Company’s Series B Convertible Preferred Stock into an aggregate of 22,013,500 Series A Rights dated as of July 17, 2023. Pursuant to the Series B Preferred Exchange Agreement Sikka also exchanged 5,000,000 shares of the Company’s common stock and a payment of receivable from the Company for unreimbursed advances in the amount of $100,000 for an aggregate of 7,000,000 additional Series A Rights dated July 17, 2023. The Series A Rights were valued at their fair value at the time of grant, which was deemed to $2.90 per Series A Right Share.

On July 20, 2023, the Company entered into an Exchange Agreement (the “REI Exchange Agreement”) with Renovare Environmental, Inc. (“REI”) pursuant to which REI exchanged 14,118,233 shares of Common Stock and 1,250,000 shares of Series B Preferred Stock for 108,729,363 Series A Rights dated July 20, 2023 and 30,388,873 Series B Rights dated July 20, 2023. The Series A Rights and Series B Rights were valued at their fair value at the time of grant, which was deemed to be $1.80 per Series A Right Share and $1.80 per Series B Right Share.

The transactions contemplated by the Note Exchange Agreement, Series B Preferred Exchange Agreement and REI Exchange Agreement are together referred to as the “Rights Exchanges”. As a result of the Rights Exchanges, the Company recognized a loss of $116,591,322 during the year ended December 31, 2023.

The Company’s Series A Rights obligate the Company to issue Common Stock (“Series A Right Shares”) to the holder without any additional consideration. The number of Series A Right Shares is fixed, and is only subject to customary non-price based ratable adjustments, such as stock splits, and stock combinations. The Series A Rights are exercisable immediately and expire five years after the issuance date. The Series A Rights require the Company to hold in reserve the total number of shares of Common Stock that would need to be exercised in order meet the obligations of the Series A Rights.

The Company’s Series B Rights obligate the Company to issue Common Stock (“Series B Right Shares”) to the holder without any additional consideration. The number of Series B Right Shares is fixed and is only subject to customary non-price based ratable adjustments, such as stock splits, and stock combinations. The Company’s Series B Rights are exercisable upon the earlier of (1) December 31, 2023 or (2) the initial date on which the Company’s Common Stock is listed for trading on the New York Stock Exchange, NYSE American, the Nasdaq Global Select Market, Nasdaq Capital Markets, or the Nasdaq Global Market. The Series B Rights expire five years after the issuance date. The Series B Rights require the Company to hold in reserve the total number of shares of Common Stock that would need to be exercised in order meet the obligations of the Series B Rights.

The Company assessed the Series A Rights and Series B Rights for appropriate balance sheet classification and concluded that the Series A Rights and Series B Rights are freestanding equity-linked financial instruments that meet the criteria for equity classification under ASC 480 and ASC 815. Accordingly, they are classified as equity and accounted for as a component of additional paid-in capital at the time of issuance. The Company also determined that the Series A Rights and Series B Rights should be included in the determination of basic and diluted earnings per share in accordance with ASC 260, Earnings per Share.

As a result of the reincorporation and effective January 10, 2024, each of the Company’s Series A Right to Receive Common Stock issued and outstanding immediately prior to the reincorporation was converted into one Series A Right to Receive Common Stock of Titan, which has substantially the same rights and preferences as the Company’s original Series A Rights to Acquire Common Stock. Also, each of the Company’s Series B Right to Receive Common Stock issued and outstanding immediately prior to the reincorporation was converted into one Series B Right to Receive Common Stock of Titan, which has substantially the same rights and preferences as the Company’s original Series B Rights to Acquire Common Stock. (Note 20 - Subsequent Events).